Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	8	Payment Date	February 15, 2012
Collection Period	January, 2012

I. SUMMARY

	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
2011-A Reference Pool Balance	$1,262,497,868.06	$1,053,330,167.74	$1,023,084,479.26	0.8103653
Total Note Balance	1,051,029,000.00	841,861,299.68	811,615,611.20	0.7722105
Total Overcollateralization	$211,468,868.06	$211,468,868.06	$211,468,868.06

2011-A Exchange Note Balance	1,088,903,936.04	879,736,235.72	849,490,547.24	0.7801336
2011-A Exchange Note Overcollateralization	$173,593,932.02	$173,593,932.02	$173,593,932.02

Overcollateralization	Beginning of Period	End of Period
2011-A Reference Pool Balance as a % of Total Note Balance	125.12%	126.06%
2011-A Reference Pool Balance as a % of 2011-A Exchange Note Balance	119.73%	120.44%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.26061%	$246,000,000.00	$36,832,299.68	$6,586,611.20	0.0267748
Class A-2 Notes	0.74000%	390,000,000.00	390,000,000.00	390,000,000.00	1.0000000
Class A-3 Notes	1.03000%	305,000,000.00	305,000,000.00	305,000,000.00	1.0000000
Class A-4 Notes	1.34000%	65,841,000.00	65,841,000.00	65,841,000.00	1.0000000
Class B Notes	1.92000%	44,188,000.00	44,188,000.00	44,188,000.00	1.0000000

Total		$1,051,029,000.00	$841,861,299.68	$811,615,611.20	0.7722105

	Principal Payments		Interest Payments		Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$30,245,688.48	$122.95	$7,732.42	$0.03	$30,253,420.90	$122.98
Class A-2 Notes	0.00	0.00	240,500.00	0.62	240,500.00	0.62
Class A-3 Notes	0.00	0.00	261,791.67	0.86	261,791.67	0.86
Class A-4 Notes	0.00	0.00	73,522.45	1.12	73,522.45	1.12
Class B Notes	0.00	0.00	70,700.80	1.60	70,700.80	1.60

Total	$30,245,688.48	$122.95	$654,247.34	$0.62	$30,899,935.82	$29.40

II. POOL INFORMATION

2011-A Reference Pool Balance	Lease Balance	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$1,185,854,920.26	$1,053,330,167.74	$736,108,217.42
Change	(34,929,732.30)	(30,245,688.48)	(11,672,843.18)

End of Period	$1,150,925,187.96	$1,023,084,479.26	$724,435,374.24

Residual Portion of Securitization Value as % of Securitization Value at end of period			70.81%

	At Cutoff Date	Terminations in Prior Periods	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	54,427	6,882	47,545	927	46,618

	Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity In Months	18.4	17.7

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	8	Payment Date	February 15, 2012
Collection Period	January, 2012

Delinquent Leases	Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent	341	$7,074,842.86	0.69%
61 - 90 Days Delinquent	16	353,001.77	0.03%
91- 120 Days Delinquent	7	194,854.82	0.02%
Over 120 Days Delinquent	0	0.00	0.00%

Total Delinquent Leases	364	$7,622,699.45	0.75%

	Current Period	Cumulative
Prepayment Speed	0.63%	0.52%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments	$18,743,526.95
plus: Payoffs	8,291,357.18
plus: Other (including extension fees, excess charges, etc.)	184,766.14
minus: Payaheads	(760,386.73)
plus: Payahead Draws	689,366.93
plus: Advances	812,516.70
minus: Advance Reimbursement Amounts	(968,325.51)
plus: Administrative Removal Amounts	970,430.10
plus: Net Auction Proceeds	8,984,953.44
plus: Recoveries	68,494.94

Total Collections	$37,016,700.14

Reserve Account Balance Beginning of Period	31,562,446.70

Total Collections Plus Reserve	$68,579,146.84

Exchange Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$877,775.14	$877,775.14	$67,701,371.70	$0.00
2011-A Exchange Note Interest Payment	1,367,745.48	1,367,745.48	66,333,626.22	0.00
2011-A Exchange Note Principal Payment	30,245,688.48	30,245,688.48	36,087,937.74	0.00
Shortfall Payment (to cover Notes)	0.00	0.00	36,087,937.74	0.00
Reserve Account Deposit	31,562,446.70	31,562,446.70	4,525,491.04	0.00
Shared Amounts	0.00	0.00	4,525,491.04	0.00
Remaining Funds Released to Borrowers	4,525,491.04	4,525,491.04	0.00	0.00

Total	$68,579,146.84	$68,579,146.84	$0.00	$0.00

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	8	Payment Date	February 15, 2012
Collection Period	January, 2012

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2011-A Exchange Note Interest Payment	$1,367,745.48
2011-A Exchange Note Principal Payment	30,245,688.48
Shortfall Payment (to cover Notes)	0.00

Total	$31,613,433.96

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$31,613,433.96	$0.00
Administration Fee	7,015.51	7,015.51	31,606,418.45	0.00
Class A-1 Interest	7,732.42	7,732.42	31,598,686.03	0.00
Class A-2 Interest	240,500.00	240,500.00	31,358,186.03	0.00
Class A-3 Interest	261,791.67	261,791.67	31,096,394.36	0.00
Class A-4 Interest	73,522.45	73,522.45	31,022,871.91	0.00

Total Class A Interest	583,546.54	583,546.54		0.00
First Priority Principal Payment	0.00	0.00	31,022,871.91
Class B Interest	70,700.80	70,700.80	30,952,171.11	0.00
Second Priority Principal Payment	0.00	0.00	30,952,171.11
Regular Principal Payment	30,245,688.48	30,245,688.48	706,482.63	0.00
Reserve Account Deposit	0.00	0.00	706,482.63	0.00
Additional Trustee Fees and Expenses	0.00	0.00	706,482.63	0.00
Remaining Funds to Holder of Residual Interest	706,482.63	706,482.63	0.00	0.00

Total	$31,613,433.96	$31,613,433.96	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance	$3,242,137.26
plus: Additional Advances	812,516.70
minus: Advance Reimbursement Amounts	(968,325.51)

End of Period Advance Balance	$3,086,328.45

Payaheads
Beginning of Period Payahead Balance	$1,870,483.57
plus: Additional Payaheads	760,386.73
minus: Payahead Draws	(689,366.93)

End of Period Payahead Balance	$1,941,503.37

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance	$31,562,446.70
minus: Reserve Account Draw	0.00
plus: Reserve Deposit from Exchange Note Distributions	0.00

Reserve Balance after Deposit from Exchange Note	$31,562,446.70
plus: Reserve Deposit from Note Distributions	0.00

End of Period Reserve Account Balance	$31,562,446.70

Memo: Required Reserve Amount	$31,562,446.70
Reserve Shortfall	$0.00

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	8	Payment Date	February 15, 2012
Collection Period	January, 2012

VII. LEASE TERMINATIONS

	Number of Leases		Securitization Value
	Current Period	Cumulative	Current Period	Cumulative
Retained Vehicles
Early Terminations	238	2,069	$5,117,428.37	$41,747,198.08
Standard Terminations	147	1,939	2,435,981.01	26,751,610.93

Total Retained	385	4,008	$7,553,409.38	$68,498,809.01

Returned Vehicles
Early Terminations	118	581	$2,171,509.36	$10,316,017.28
Standard Terminations	344	2,688	5,896,132.19	39,136,701.64

Total Returned	462	3,269	$8,067,641.55	$49,452,718.92

Charged Off Leases / Repossessed Vehicles	19	89	$377,835.28	$2,001,386.85
Removals by Servicer and Other	61	443	993,596.15	6,896,564.14

Total Terminations	927	7,809	$16,992,482.36	$126,849,478.92

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	698	5508	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			49.84%	41.86%
Early Termination Rate (Early Terminations / Total Terminations)			38.40%	33.94%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

VIII. GAIN (LOSS) CALCULATIONS

	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative

Gain (Loss) on Retained Vehicles
Customer Payments			$8,376,484.06
plus: Payahead draws			113,447.34
minus: Unreimbursed Advances			(27,868.92)
minus: Securitization Value of Retained Vehicles			(7,553,409.38)

Total	385	4,008	$908,653.10	$8,151,284.04
Gain (Loss) Per Retained Vehicle			$2,360.14	$2,033.75

Gain (Loss) on Returned Vehicles
Customer Payments			$341,590.06
plus: Net Auction Proceeds			$8,635,838.37
plus: Payahead Draws			76,344.74
minus: Unreimbursed Advances			(28,800.15)
minus: Securitization Value of Returned Vehicles			(8,067,641.55)

Total	462	3,269	$957,331.47	$10,283,411.40
Gain (Loss) Per Returned Vehicle			$2,072.15	$3,145.74

Credit Gain (Loss) Charged Off / Repossessed Vehicles	19	89	$(61,967.99)	$(244,976.01)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(3,261.47)	$(2,752.54)

Gain (Loss) on Removals by Servicer and Other	61	443

Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$56,553.54	$450,466.46

Total Gain (Loss)	927	7,809	$1,860,570.12	$18,640,185.89

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$8,635,838.37
plus: Excess Wear and Use and Excess Mileage Assessed			138,938.64
minus: Residual Portion of Securitization Value			(7,741,266.30)

Total	462	3,269	$1,033,510.71	$11,139,816.96
Residual Gain (Loss) Per Returned Vehicle			$2,237.04	$3,407.71

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	8	Payment Date	February 15, 2012
Collection Period	January, 2012

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto
Assistant Treasurer